SECURITIES AND EXCHANGE COMMISSION
                      Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     (X)

      Pre-Effective Amendment No.  ___                        (  )
      Post-Effective Amendment No.  ___                       (  )

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940(X)
      Amendment No. ___

                                    PROFUNDS
               (Exact Name of Registrant as Specified in Charter)

         4600 North Park Avenue, Suite 100, Chevy Chase, Maryland 20815
               (Address of Principal Executive Offices) (Zip Code)

                                 (301) 657-0850
              (Registrant's Telephone Number, Including Area Code)

                                Louis M. Mayberg
                             4600 North Park Avenue
                                    Suite 100
                           Chevy Chase, Maryland 20815
               (Name and Address of Agent for Service of Process)

Approximate Date of Commencement of the Proposed Public Offering of the
                                  Securities:
        As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

      (  ) immediately upon filing pursuant to  paragraph (b) of rule 485.
      (  ) on (date) pursuant  to paragraph (b) (1) (v)  of rule 485.
      ( ) 60 days after filing pursuant to paragraph (a) (1) of rule 485. ( ) on (date) pursuant to paragraph (a) (1) of rule 485.
      ( ) 75 days after filing pursuant to paragraph (a) (2) of rule 485. ( ) on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

( ) This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of shares of beneficial interest. Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                                    PROFUNDS
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS REFERENCE SHEET

Form N-1A Item No.                      Location Registration Statement



                   Part A: Information Required in Prospectus
                   ------------------------------------------

1.     Cover Page                       Outside  Front  Cover Page of Prospectus

2.     Synopsis                         Overview; Fees and Expenses

3.     Condensed Financial Information  Not Applicable

4.     General Description of           General Information about Registrant the
       Registrant                       Trust; Investment Objective and Policies

5.     Management of the Fund           Management of the Trust

6.     Capital Stock and                Dividends and
       Other Securities                 Distributions; Taxes

7.     Purchase of Securities          Shareholders Guide
       Being Offered

8.     Redemption or Repurchase        Shareholders Guide

9.     Legal Proceedings               Not Applicable

                         Part B: Information Required in
                       Statement of Additional Information
                       -----------------------------------

10.    Cover Page                       Outside  Front  Cover Page
                                        of Statement

11.    Table of Contents                Table of Contents

12.    General Information              Not Applicable
       and History

13.    Investment Objectives            Investment Policies and Techniques
       and Policies

14.    Management of the Registrant     Management of ProFunds
       Registrant

15.    Control Persons and              Principal  Holders  of the Trust
       Principal   Holders  of
       Securities

16.    Investment Advisory              Management of the Trust
       and Other Services

17.    Brokerage Allocation             Portfolio Transactions
                                        and Brokerage

18.    Capital Stock and                Not Applicable
       Other Securities

19.    Purchase, Redemption,            Not Applicable
       and Pricing of Securities
       Being Offered

20.    Tax Status                       Not Applicable

21.    Underwriters                     Management of the Fund

22.    Calculation of                   Performance Information
       Performance Data

23.    Financial Statements             Financial Statements

                                     PART A

                                    PROFUNDS

                                    [Address]
        (800) _______ (Registered Investment Advisors Only)
                         (800) _______ (For All Others)




   [A confidential portion of the registration statement has been omitted and filed separately with the Commission and identified
                        as Confidential Portion No. 1.]





Investors should read this Prospectus and retain it for future reference. This Prospectus is designed to set forth concisely the information an investor should know about the ProFunds before investing. A Statement of Additional Information, dated ________, 1997, containing additional information about ProFunds has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of this Statement of Additional Information is available, without charge, upon request to the ProFunds at the address above or by telephoning ProFunds at the telephone numbers above.

These Securities Have Not Been Approved Or Disapproved By The Securities And Exchange Commission Nor Any State Securities Commission Nor Has The Securities And Exchange Commission Or Any State Securities Commission Passed Upon The Accuracy Or Adequacy Of This Prospectus. Any Representation To The Contrary Is A Criminal Offense.

                The date of this Prospectus is ___________, 1997



                                    OVERVIEW




THE PROFUNDS

Each ProFund has its own distinct investment objective. There is, of course, no guarantee that any mutual fund will achieve its investment objective.

         [A confidential portion of the registration statement has been omitted and filed separately with the Commission and identified as Confidential Portion No. 2.]



                           PURCHASES, REDEMPTIONS, AND
                            EXCHANGES OF TRUST SHARES

The shares of the ProFunds may be purchased and redeemed, without any respective sales or redemption charge, at the net asset value per share of the ProFund next determined. Purchases of shares may be made by check or wire.

The minimum initial investment in the ProFunds for investors who have engaged a registered investment adviser with discretionary authority over the shareholder's account is $5,000. The minimum is $15,000 for all other shareholders.

Shares of any ProFunds may be exchanged at any time for shares of any another ProFund, without any charge, on the basis of their relative net asset values next computed.

See "Shareholders Guide" for more information about buying, exchanging and redeeming ProFund shares.

INVESTMENT ADVISER

The investment adviser of ProFunds is ProFund Advisors LLC. (the "Advisor"). The Advisor is located in Bethesda, Maryland. See "Management of the ProFunds."

SHAREHOLDER SERVICING AND TRANSFER AGENT AND CUSTODIAN

_____________ serves as the shareholder servicing, transfer and dividend disbursement agent for the ProFunds. ______ Bank serves as the custodian of the ProFunds' securities and other assets. See "Management of the ProFunds."




                                FEES AND EXPENSES
The following table illustrates all expenses and fees that a shareholder of the ProFunds will incur:

                        Shareholder Transaction Expenses

                           All ProFunds         Money Market
                       (except Money Market)      ProFund


Sales Load  Imposed on         None                 None
Purchases

Sales Load  Imposed on         None                 None
Reinvested Dividends

Deferred Sales Load            None                 None

Redemption Fees                None                 None

Exchange Fees                  None                 None


Annual Fund Operating Expenses

Management Fees                0.70%                0.45%
12b-1 Fees                     None                 None
Other Expenses*                ___%                 ____%
Total ProFund Operating
Expenses*                      ___%                 ____%


*Estimated

EXAMPLE

Assuming hypothetical investments of $1,000 in each of the ProFunds, a five-percent annual return, and redemption at the end of each time period, an investor in each of the ProFunds would pay transaction and operating expenses at the end of each year as follows:

                     1 Year         3 Years

Each ProFunds
(except Money Market      _____     _____

Government Money
Market ProFund            _____     _____

The same level of expenses would be incurred if the investments were held throughout the period indicated.

The preceding table of fees and expenses is provided to assist investors in understanding the various costs and expenses which may be borne directly or indirectly by an investor in each of the ProFunds. The percentages shown above are based on estimates. The five-percent assumed annual return is for comparison purposes only. The actual return for a particular ProFund in future periods may be more or less depending on market conditions, and the actual expenses an investor incurs in future periods may be more or less than those shown above and will depend on the amount invested and on the actual growth rate of the particular ProFund. For a more complete discussion of the fees connected with an investment in the ProFunds and the services provided to the ProFunds, see "Management of the ProFunds" in this Prospectus and in the Statement of Additional Information.

                               SHAREHOLDERS GUIDE

How To Invest in the ProFunds

      General
      -------

The shares of each ProFund are offered at the net asset value per share next computed after receipt of the investor's order. No sales charges are imposed on initial or subsequent investments in a ProFund.

      Minimum Investment
      ------------------

The minimum initial investment in the ProFunds for investors who have engaged a registered investment adviser with discretionary authority over the shareholder's account $5,000. For all other shareholder accounts ("Self-Directed Accounts"), the minimum initial investment in the ProFunds is $15,000. These minimums apply to retirement plan accounts and are determined based upon the total of investment in all of the ProFunds. The ProFunds, at its discretion, may accept lesser amounts in certain circumstances. There is no minimum amount for subsequent investments in a ProFund. The ProFunds reserves the right to reject or refuse, at the ProFunds' discretion, any order for the purchase of a ProFund's shares in whole or in part.

      How to Invest By  Mail
      ----------------------

Fill out an application and make out a check payable to "ProFunds." Mail the check along with the application to:

      ProFunds
      [Address]

      How to Invest By Wire Transfer
      ------------------------------

Request a wire transfer to:

      ProFunds
      [Wire Information]

After instructing your bank to transfer money by wire, please call the ProFunds and inform the ProFunds as to the amount you have transferred and the name of the bank sending the transfer. Your bank may charge a fee for such services. If the purchase is canceled because your wire transfer is not received, you may be liable for any loss that the ProFunds may incur.

In the interest of economy and convenience, physical certificates representing a ProFund's shares are not issued. Shares of each ProFund are recorded on a register by the ProFunds' transfer agent.

      Purchase through Securities Dealers
      -----------------------------------

Investments in the ProFunds may be made through securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.


How to Exchange Shares of the ProFunds

Shares of any ProFunds may be exchanged, without any charge, for shares of any other ProFunds on the basis of the respective net asset values of the shares involved. Exchanges may be made by letter or by telephone at the numbers indicated on the cover of this Prospectus.

Exchanges with respect to Self-Directed Accounts must be for at least the lesser of $1,000 or 100% of the account value for the ProFund from which the transfer is made. Telephone exchanges are subject to the procedures set forth below.

To implement an exchange, shareholders must provide each of the following information:

    --     Account name and number.
    --     Taxpayer identification number.
    --     Number  of or  percentage  of  shares  or  dollar  value of shares to be exchanged
    --     The name the  ProFunds  from which the  Exchange  is to be made,
    --     The  name the  ProFunds  to which  the  Exchange  is to be made,

Exchanges may be made only if made between identically registered accounts. The exchange privilege is available only in states where the exchange legally may be made and may be modified or discontinued at any time. Shares of the Money Market ProFund received in an exchange for shares of the OTC ProFund are issued on the third business day following the day on which the ProFund receives the exchange request.

How to Withdraw Money (Redemptions)

      General
      -------

An investor may withdraw all or any portion of his investment by redeeming ProFund shares at the next-determined net asset value per share after receipt of the order. There are no redemption charges. Redemptions may be made by letter or by telephone, subject to the procedures set forth below.

The privilege to initiate redemption transactions by telephone will be made available to ProFund shareholders automatically. Redemptions from Self-Directed Accounts must be for at least the lesser of $1,000 or 100% of the account value for the ProFund from which the transfer is made.

Payment for the redemption price will be made within seven days after the ProFunds' receipt of the request for redemption. For investments that have been made by check, payment on withdrawal requests may be delayed until the ProFunds' transfer agent is reasonably satisfied that the purchase payment has been collected by the ProFunds (which may require up to 10 business days). An investor may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check.

      Wire of Withdraws
      -----------------

Shareholders may wire proceeds of a withdrawal from a ProFund. The ProFunds charge $15 for each wire transfer of redemption proceeds; this charge may be waived at the discretion of the ProFunds. If any investor purchases shares of a ProFund by check, the purchaser may not wire out any proceeds of a redemption of such shares for the 30 calendar days following the purchase.

      Draft Checks
      ------------

Investors may elect to redeem shares of the Money Market ProFund by draft check (minimum check - $500) made payable to the order of any person or institution. Upon the ProFunds' receipt of a completed signature card, investors will be supplied with draft checks which are drawn on the Money Market ProFund's account There is a $25 charge for each stop payment request on the draft checks. Investors are subject to the same rules and regulations that the banks apply to checking accounts. A Money Market ProFund account may not be closed by draft check.

      Redemptions to Third Party or Other Address
      -------------------------------------------

Telephone redemptions are sent only to the address of record of the redeeming investor or to bank accounts specified by the redeeming investor in his account application. If the investor desires payment of redemption proceeds to a third party or to a location other than the investor's address of record or a bank account specified in the investor's account application, this request must be in writing and the investor's signature must be guaranteed by a commercial bank; a broker, dealer, municipal securities dealer, municipal securities broker, government securities dealer, or government securities broker; a credit union; a national securities exchange, registered securities association, or clearing agency; or a savings association.

Procedures For Telephone Redemptions And Exchanges

Written requests for redemptions and exchanges should be sent to the ProFunds, ________________________, and should be signed by the record owner or owners. Telephone redemption and exchange requests relating to the ProFunds may be made by calling (800)______, on any day the ProFunds is open for business. Such requests may be made only between 8:30 A.M. and 3:45 P.M., Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off time will be fifteen minutes prior to the close of such exchange or market. Telephone redemption and exchange privileges may be terminated or modified by the ProFunds at any time.

When acting on instructions believed to be genuine, the ProFunds will not be liable for any loss resulting from a fraudulent telephone transaction request and the investor would bear the risk of any such loss. The ProFunds will employ reasonable procedures to confirm that telephone instructions are genuine; and if the ProFunds does not employ such procedures, then the ProFunds may be liable for any losses due to unauthorized or fraudulent instructions. The ProFunds follows specific procedures for transactions initiated by telephone, including, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation not later than five business days after such transactions, and/or tape recording of telephone instructions. Investors also should be aware that telephone redemptions or exchanges may be difficult to implement in a timely manner during periods of drastic economic or market changes. If such conditions occur, redemption or exchange orders can be made by mail.

Tax-sheltered Retirement Plans

Tax-sheltered retirement plans of the following types will be available to investors:

   --    Individual Retirement Accounts (IRAs)
   --    Keogh Accounts - Defined Contribution Plans  (Profit-Sharing Plans)
   --    Keogh Accounts
   --    Money Purchase Plans
   --    Pension Plans
   --    Internal Revenue Code Section 403(b)Plans

       Retirement plans are charged an annual $15.00 maintenance fee. Additional information regarding these accounts may be obtained by contacting the ProFunds.

Dividends And Distributions

      General
      -------

All income dividends and capital gains distributions of each ProFund automatically will be reinvested in additional shares of the ProFund at the net asset value calculated on the ex-dividend date, unless an investor has requested otherwise from the ProFunds in writing. Dividends and distributions of a ProFund are taxable to the shareholders of the ProFund, as discussed below under "Taxes," whether such dividends and distributions are reinvested in additional shares of the ProFund or are received in cash. Statements of account will be sent to the ProFund shareholders at least quarterly.

      All ProFunds Except Money Market ProFund
      ----------------------------------------

The ProFunds other than Money Market ProFund intend to distribute annually any net investment income and net realized capital gains to shareholders. The ProFunds may declare a special distribution for any of these ProFunds if the ProFunds believe that such a distribution would be in the best interests of its shareholders.

      U.S.  Government Money Market ProFund
      -------------------------------------

The Money Market ProFund ordinarily (i) declares dividends of net investment income (and net short-term capital gains, if any) for shares of the Money Market ProFund on a daily basis and (ii) distributes such dividends to shareholders of the Money Market ProFund on a monthly basis. The Money Market ProFund, however, may revise this dividend and distribution policy of the, postpone the payment of dividends thereunder, or take any other action necessary with respect thereto in order to facilitate, to the extent possible, the maintenance by the Money Market ProFund of a constant net asset value per share of $1.00.

Miscellaneous
-------------

      Involuntary Redemptions of Small Accounts
      -----------------------------------------

Because of the administrative expense of handling small accounts, the ProFunds reserve the right to redeem involuntarily an investor's account, including a retirement account, which falls below the applicable minimum investment in total value in the ProFunds due to redemptions. In addition, both a request for a partial redemption by an investor whose account balance is below the minimum investment and a request for a partial redemption by an investor that would bring the account balance below the minimum investment will be treated as a request by the investor for a complete redemption of that account. The ProFunds reserve the right to modify its minimum investment requirements and the corresponding amounts below which involuntary redemptions may be effected.

      Suspension of Redemptions
      -------------------------

The right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), the NASDAQ or the CME, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, the NASDAQ, or the CME, as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of the ProFund's investments or the determination of its net asset value is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of the ProFund's investors.

      Transaction Charges
      -------------------

In addition to charges described elsewhere in this Prospectus, the ProFunds also may make a charge of $25 for items returned for insufficient or uncollectible funds.

      No Certificates
      ---------------

In the interest of economy and convenience, physical certificates representing a ProFund's shares are not issued. Shares of each ProFund are recorded on a register by the ProFunds' transfer agent.


         [A confidential portion of the registration statement has been omitted and filed separately with the Commission and identified as Confidential Portion No. 3.]


U.S. Government Securities

The ProFunds may invest in U.S. Government Securities in pursuit of their investment objectives, as "cover" for the investment techniques these ProFunds employ, or for liquidity purposes.

Yields on U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund's portfolio investments in U.S. Government Securities, while a decline in interest rates would generally increase the market value of a ProFund's portfolio investments in these securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Treasury.
Such agencies and instrumentalities may borrow funds from the U.S. Treasury. However, no assurances can be given that the U.S. Government will provide such financial support to the obligations of the other U.S. Government agencies or instrumentalities in which a ProFund invests, since the U.S. Government is not obligated to do so. These other agencies and instrumentalities are supported by either the issuer s right to borrow, under certain circumstances, an amount limited to a specific line of credit from the U.S. Treasury, the discretionary authority of the U S Government to purchase certain obligations of an agency or instrumentality, or the credit of the agency or instrumentality itself.

U.S. Government Securities may be purchased at a discount. Such securities, when held to maturity or retired, may include an element of capital gain. Capital losses may be realized when such securities purchased at a premium are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. Government Securities. The Advisor will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds. In the event of a default or bankruptcy by the seller, the ProFund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the ProFund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sales of these securities were less than the agreed-upon repurchase price, the ProFund would suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of their investment policies.

Cash Reserve

As a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund may temporarily invest all or part of the ProFund's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. Government Securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. Government Securities.

Other Investment Policies

The ProFunds also may engage in certain other investment practices described below, however none of the ProFunds presently intends to invest more than 5% of the ProFund's net assets in any of these practices. Each of the ProFunds may purchase securities on a when-issued or delayed-delivery basis, and also may lend portfolio securities to brokers, dealers, and financial institutions. Each ProFund (other than Money Market ProFunds) may borrow money for investment purposes or invest in illiquid securities. Each of the ProFunds (other than Money Market ProFunds) also may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. A more-detailed explanation of these investment practices, including the risks associated with each practice, is included in the Statement of Additional Information.

                                      TAXES

The Internal Revenue Code provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, each of the ProFunds will seek to qualify for treatment as a regulated investment company (a "RIC") under Subchapter M of the Code. Because of the nature of the investment strategies and the expected turnover of the portfolios of the ProFunds, there can be no assurance that a ProFund will qualify for such treatment. If a ProFund qualifies as a RIC and satisfies the distribution requirements under the Code for any taxable year, the ProFund itself will not be subject to income tax on the ordinary income and capital gains it has distributed to its shareholders for that year.

To qualify as a RIC under the Code, a ProFund must satisfy certain requirements, including the requirements that the ProFund receive at least 90% of the ProFund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the ProFund's investments in stock, securities, and foreign currencies (the "90% Test"), and that the ProFund derive less than 30% of the ProFund's gross income from the sale or other disposition of any of the following instruments which have been held for less than three months (the "30% Test"): (i) stock or securities; (ii) certain options, futures, or forward contracts; or (iii) foreign currencies (or certain options, futures, or forward contracts on such foreign currencies). Provided that a ProFund (i) is a RIC and (ii) distributes at least 90% of the ProFund's net investment income (including, for this purpose, net realized short-term capital gains), the ProFund itself will not be subject to Federal income taxes to the extent the ProFund's net investment income and the ProFund's net realized long-and short-term capital gains, if any, are distributed to the shareholders of that ProFund. To avoid an excise tax on its undistributed income, each ProFund generally must distribute at least 98% of its income, including its net long-term capital gains.

         [A confidential portion of the registration statement has been omitted and filed separately with the Commission and identified as Confidential Portion No. 4.]

Under current law, dividends derived from interest and dividends received by a ProFund, together with distributions of any short-term capital gains, if any, are taxable to the shareholders of the ProFund, as ordinary income at Federal income tax rates of up to 39.6%, whether or not such dividends and distributions are reinvested in shares of such ProFund or are received in cash.

Under current law, distributions of net long-term gains, if any, realized by a ProFund and designated as capital gains distributions will be taxed to the shareholders of that ProFund as long-term capital gains regardless of the length of time the shares of that ProFund have been held. Currently, long-term capital gains of individual investors are taxed at rates of up to 28%. Statements as to the Federal tax status of shareholders dividends and distributions will be mailed annually. Shareholders should consult their tax advisors concerning the tax status of the ProFunds dividends in their own states and localities.

Ordinary dividends paid to corporate or individual residents of foreign countries generally are subject to a 30% withholding tax. The rate of withholding tax may be reduced if the United States has an income tax treaty with the foreign country where the recipient resides. Capital gains distributions received by foreign investors should, in most cases, be exempt from U.S. tax. A foreign investor will be required to provide the ProFund with supporting documentation in order for the ProFund to apply a reduced rate or exemption from U.S. withholding tax.

Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, the ProFunds is required to withhold taxes at the rate of 31% on dividends, capital gains distributions, and redemptions. Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.

                             MANAGEMENT OF THE TRUST

Investment Adviser

The ProFunds are provided investment advice and management services by ProFund Advisor, LLC, a Maryland limited liability company formed on May 8, 1997, with offices at ____________, Maryland (the "Advisor"). __________owns a controlling interest in the Advisor.

Under an investment advisory agreement between the ProFunds and the Advisor, dated ____, 1997, the ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets for each respective ProFund of 0.70% for all non-money-market ProFunds and .45% for the U. S. Government Money Market ProFund. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of the ProFunds and the officers of the ProFunds. The Advisor bears all costs associated with providing these advisory services and the expenses of the ProFunds who are affiliated persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the ProFunds, provided such fees are legitimate and not excessive, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFund shares, and otherwise currently pays all distribution costs for ProFund shares.

Service Providers

[To be added by pre-effective amendment.]

Costs and Expenses

The ProFunds bear all expenses of their operations other than those assumed by the Advisor or the Servicer. Expenses of the ProFunds include, but are not limited to: the advisory fee; administrative, transfer agent, and shareholder servicing fees; custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested ProFunds fees and expenses.

Portfolio Trading Practices

The Advisor determines which securities to purchase and sell for each ProFund, selects brokers and dealers to effect the transactions, and negotiates commissions. The Advisor expects that the ProFunds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. In placing orders for portfolio transactions, the Advisor's policy is to obtain the most favorable price and efficient execution available. Brokerage commissions are normally paid on exchange-traded securities transactions and on options and futures transactions, as well as on common stock transactions. In order to obtain the brokerage and research services described below, a higher commission may sometimes be paid. The ability to receive research services may be a factor in the selection of one dealer acting as a principal over another.

When selecting broker-dealers to execute portfolio transactions, the Advisor considers many factors including the rate of commission or size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition, general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to the Advisor. The Advisor may use these services in connection with all of the Advisor's investment activities, including other investment accounts the Advisor advises. Conversely, brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may be used by the Advisor in providing investment advisory services to the ProFunds.

                GENERAL INFORMATION ABOUT THE TRUST

Organization and Description of Shares of Beneficial Interest

ProFunds is a registered open-end investment company under the 1940 Act. ProFunds was organized as a Delaware business trust on April 17, 1997, and has present authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class. Currently, ProFunds has issued shares of six separate classes. Other separate classes may be added in the future.

All shares of the ProFunds are freely transferable. The ProFund shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. ProFund shares have equal voting rights, except that, in a matter affecting a particular series in the ProFunds, only shares of that series may be entitled to vote on the matter.

Under the Delaware law, Profunds is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of ProFunds shareholders. ProFunds shareholders may remove Trustees from office by votes cast at a meeting of ProFunds shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the ProFunds, the ProFunds will call a meeting of ProFunds shareholders for the purpose of voting upon the question of removal of a trustee of the ProFunds and will assist in communications with other ProFunds shareholders.

Unlike the stockholder of a corporation, shareholders of a business trust such as the ProFunds could be held personally liable, under certain circumstances, for the obligations of the business trust. The Declaration Trust of the ProFunds, however, disclaims liability of the shareholders or the officers of the ProFunds for acts or obligations of the ProFunds which are binding only on the assets and property of the ProFunds. The Declaration of ProFunds provides for indemnification out of ProFunds property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the ProFunds. The risk of a ProFunds shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the ProFunds' obligations and this risk, thus, should be considered remote.

Classification of the ProFunds

Each non-money-market ProFund is a "non-diversified" series of the ProFunds. A ProFund is considered "non-diversified" because a relatively-high percentage of the ProFund's assets may be invested in the securities of a limited number of issuers, primarily within the same industry or economic sector. That ProFund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a diversified investment company.

A ProFund's classification as a "non-diversified" investment company means that the proportion of the ProFund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The ProFunds, however, intend to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which requires that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the ProFund's total assets (a diversified investment company would be so limited with respect to 75% of such market value) be invested in cash, U.S. Government Securities, the securities of other regulated investment companies, and other securities, with such securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of ProFund's total assets and 10% of the outstanding voting securities of any one issuer, and (ii) not more than 25% of the value of the ProFund's total assets be invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other regulated investment companies).

Determination Of Net Asset Value

The net asset values of the shares of the ProFunds are determined each day the New York Stock Exchange (NYSE") is open for business as of the close of normal trading on the NYSE (generally, 4:00 P.M., Eastern Time). Currently, the NYSE and the New York Fed are closed on weekends, and the following holiday closings have been scheduled for 1997: (i) New Year's Day, Martin Luther King Jr.'s Birthday, Washington's Birthday, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday when any of those holidays falls on a Saturday or the subsequent Monday when any of these holidays falls on a Sunday. To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund's principal trading market(s) is closed, the ProFund's net asset value may be affected on days when investors do not have access to the ProFund to purchase or redeem shares. Although the ProFunds expects the same holiday schedules to be observed in the future, the NYSE may modify its holiday schedule at any time.

The net asset value of a ProFund serves as the basis for the purchase and redemption price of that ProFund's shares. The net asset value per share of a ProFund is calculated by dividing the market value of the ProFund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the ProFund. If market quotations are not readily available, a security will be valued at fair value by the Trustees of ProFunds or by the Advisor using methods established or ratified by the Trustees of ProFunds.

The Money Market ProFund will utilize the amortized cost method in valuing that ProFund's portfolio securities, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share for the Money Market ProFund of $1.00. However, there is no assurance that the $1.00 net asset value will be maintained.

For purposes of determining net asset value per share of a ProFund, futures contracts and options thereon will be valued 15 minutes after the 4:00 P.M., Eastern Time, close of trading on the NYSE. Options on securities and indices purchased by a ProFund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the OTC market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by a ProFund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a ProFund that are listed on national exchanges or foreign stock exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the ProFunds, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the ProFunds. The officers of the ProFunds report, as necessary, to the ProFunds regarding portfolio valuation determination. The ProFunds, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the ProFunds are valued at fair value.

Fundamental Policies

The investment objectives (except the specific indexes which are tracked by the ProFunds) and certain investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least the majority of the outstanding shares of that ProFund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the trustees of the ProFunds (the "ProFunds" ) without the approval of shareholders.

The ProFunds may consider changing a ProFund's benchmark if, for example, the current benchmark becomes unavailable; the ProFunds believe the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs; or the financial or economic environment makes it difficult for the ProFund's investment results to correspond sufficiently to its current benchmark. If believed appropriate, the ProFunds may specify a benchmark for a ProFund that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund will achieve its objective.

Trustees and Officers

The ProFunds has a Board of Trustees which is responsible for the general supervision of ProFunds' business. The day-to-day operations of the ProFunds are the responsibility of the ProFunds' officers.

Auditors

___________________   are  the  auditors  of  and  the  independent
public accountants for ProFunds.


NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

















                                     PART B

                              PROFUNDS SERIES TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                    [Address]
                                 (301) ________
               (800) _______ (Registered Investment Advisors Only)
                         (800) _______ (For All Others)

 .
         [A confidential portion of the registration statement has been omitted and filed separately with the Commission and identified as Confidential Portion No. 5.]



This Statement of Additional Information is not a prospectus. It should be read in conjunction with ProFunds' Prospectus, dated _________, 1997. A copy of the Prospectus is available, without charge, upon request to at the address above or by telephoning at the telephone numbers above.

     The date of this Statement of Additional Information is ________, 1997.



                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            Page

THE PROFUNDS
INVESTMENT POLICIES AND TECHNIQUES
INVESTMENT RESTRICTIONS
PORTFOLIO TRANSACTIONS AND BROKERAGE
MANAGEMENT OF PROFUNDS
PERFORMANCE INFORMATION
FINACIAL STATEMENTS



                                  THE PROFUNDS

ProFunds is an open-end management investment company, and currently is composed of six separate series. Other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see "Exchanges")

                       INVESTMENT POLICIES AND TECHNIQUES

General

Reference is made to the sections entitled "Investment Objectives and Policies" and "Investment Techniques and Other Investment Policies" in ProFund's Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds investment adviser, ProFund Advisors LLC., a Maryland limited liability company with offices at ___________________ (the "Advisor").

The investment strategies of the ProFunds discussed below, and as discussed in its Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. The ProFund is free to reduce or eliminate the ProFund's activity in any of those areas without changing the ProFund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund's objectives.

Certain provisions of the Internal Revenue Code, related regulations, and rulings of the Internal Revenue Service may have the effect of reducing the extent to which certain of the following techniques may be used by a ProFund, either individually or in combination. Furthermore, there is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund's objectives.

Futures Contracts

The non-money market ProFunds may purchase and sell futures contracts, index futures contracts, and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations"), under which each of these ProFunds would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

The ProFunds will cover their positions when they write a futures contract or option on a futures contract. A ProFund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will maintain in a segregated account cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will maintain in a segregated account cash or high-grade liquid debt securities equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Index Options

The ProFunds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the ProFund's investment objective. Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased over-the-counter options and the cover for written over-the-counter options will be subject to the respective ProFund's 15% limitation on investment in illiquid securities.
See "Illiquid Securities."

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund may buy or sell; however, the Advisor intends to comply with all limitations.

When a ProFund writes an option on an index, the ProFund will be required to deposit and maintain with a custodian cash or liquid instruments equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the ProFund will deposit with the custodian cash or liquid instruments equal in value to the deficiency.

Options on Securities

The non-money-market ProFunds may buy and write (sell) options on securities for the purpose of realizing their ProFund's investment objective. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

When writing (selling) call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and maintaining in a segregated account cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes (sells) a put option, the ProFund will have and maintain on deposit with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write (sell) call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a ProFund that writes (sells) an option wishes to terminate the ProFund's obligation, the ProFund may effect a "closing purchase transaction." The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer (seller) may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written (sold) by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

U.S. Government Securities

Each ProFunds also may invest in U.S. Government Securities. U.S Government Securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond ProFund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on there purchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% (10% with respect to the Money Market ProFund) of the ProFund's total assets. The investments of each of the ProFunds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

Reverse Repurchase Agreements

The ProFunds may use reverse repurchase agreements as part of that ProFund's investment strategy. Reverse repurchase agreements involve sales by a ProFund of portfolio assets concurrently with an agreement by the ProFund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when this will be to the ProFund's advantage to do so. The ProFunds will establish a segregated account with their custodian bank in which the ProFund will maintain cash or liquid instruments equal in value to the ProFund's obligations in respect of reverse repurchase agreements.

Borrowing

The ProFunds (other than Money Market) may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will increase more when the ProFund's portfolio assets increase in value and decrease more when the ProFund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales.

As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the ProFund's assets should fail to meet this 300% coverage test, the ProFund, within three days (not including Sundays and holidays), will reduce the amount of the ProFund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. In addition to the foregoing, the ProFunds are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the ProFund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

Lending of Portfolio Securities

Subject to the investment restrictions set forth below, each ProFund may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund any income accruing thereon, and the ProFund may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund will not lend more than 33% of the value of the ProFund's total assets, except that the Money Market ProFund will not lend more than 10% of the value of the Money Market ProFund's total assets. Loans would be subject to termination by the lending ProFund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund and that ProFund's shareholders. A lending ProFund may pay reasonable finders, borrowers, administrative, and custodial Trustees in connection with a loan.

When-Issued and Delayed-Delivery Securities

Each ProFund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the ProFund's net asset value. A ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market ProFund) of the ProFund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The ProFund will also establish a segregated account with the ProFund's custodian bank in which the ProFund will maintain liquid instruments equal to greater in value than the ProFund's purchase commitments for such when-issued or delayed-delivery securities. ProFunds does not believe that a ProFund's net asset value or income will be adversely affected by the ProFund's purchase of securities on a when-issued or delayed delivery basis.

Investments in Other Investment Companies

The ProFunds (other than the Money Market ProFund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. If a ProFund invests in, and, thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the Trustees and expenses paid by such other investment company, including advisory Trustees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund's own operations.

Illiquid Securities

While none of the ProFunds anticipates doing so, each ProFund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ( restricted securities ) under the Securities Act of 1933, as amended (the 1933 Act ), but which can be and sold to qualified institutional buyers under Rule 144A under the 1933 Act. A ProFund will not invest more than 15% (10% with respect to the Money Market ProFund) of the ProFund's net assets in illiquid securities. The term illiquid securities for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of Trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. Trustees of ProFunds have delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund's liquidity.

Portfolio Turnover

         [A confidential portion of the registration statement has been omitted and filed separately with the Commission and identified as Confidential Portion No. 6.]

                             INVESTMENT RESTRICTIONS

The ProFunds have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the ProFund, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A ProFund may not:

      1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

      2.  Make investments for the purpose of exercising control or management.

      3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

      4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

      5. Issue senior securities to the extent such issuance would violate applicable law.

      6. Borrow money, except that the ProFund (i) may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) may purchase securities on margin to the extent permitted by applicable law. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

      7. Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

      8. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

The policy of each ProFund regarding purchases and sales of securities for a ProFund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a ProFund's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degree and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

                             MANAGEMENT OF PROFUNDS

Trustees are responsible for the general supervision of ProFund's business. The day-to-day operations of ProFunds are the responsibilities of ProFunds' officers. The names and addresses (and ages) of Trustees and the officers of and the officers of the Advisor, together within formation as to their principal business occupations during the past five years, are set forth below. Trustees and expenses for non-interested Trustees will be paid by _______________.

Trustees

[To be added by pre-effective amendment]

     * This Trustee is deemed to be an "interested person" of , within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

Under an investment advisory agreement between ProFunds and the Advisor, dated _____, 1997, each ProFund other than the Money Market ProFund and the Money Market ProFund pays the Advisor a fee at an annualized rate, based on its average daily net assets of 0.70%. and 0.45%, respectively. The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory Trustees received from the Funds, provided such Trustees are legitimate and not excessive, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFunds' shares, and otherwise currently pays all distribution costs for ProFunds' shares.

Servicer

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to ProFunds by ___________________[address] (the "Servicer"), subject to the general supervision and control of Trustees and the officers of ProFunds, pursuant to a service agreement between ProFunds and the Servicer, date dated ________, 1997. Under this service agreement, the Funds each pay the Servicer a fee equal to _________________.

The Servicer provides ProFunds and the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds and the Funds under Federal and state securities laws. The Servicer also maintains the shareholder account records for ProFunds and the Funds, distributes dividends and distributions payable by the Funds, and produces
statements   with   respect  to  account   activity  for  the  Funds  and  their
shareholders. The Servicer pays all Trustees and expenses that are directly related to the services provided by the Servicer to ProFunds; each ProFund reimburses the Servicer for all Trustees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the ProFund under the service agreement.

Costs and Expenses

Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. ProFund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing Trustees); custodian and accounting Trustees and expenses; legal and auditing Trustees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration Trustees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees and expenses.

Principal Holders of the Trust

[To be added by pre-effective amendment.]

PERFORMANCE INFORMATION

Total Return Calculations

From time to time, each of the non-money market ProFund may advertise the total return of the ProFund for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund. Other total return quotations, aggregate or average, over other time periods for the ProFund also may be included.

The total return of a ProFund for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund.

Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value. A more-detailed description of the method by which the total return of a ProFund is calculated is contained in the Statement of Additional Information under "Calculation of Return Quotations."

Yield Calculations

From time to time, the Money Market ProFund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market ProFund refers to the income generated by an investment in the Money Market
ProFund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Money Market ProFund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment

Since yield fluctuates, yield data cannot necessarily be used to compare an investment in the Money Market ProFund's shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders of the Money Market ProFund should remember that yield generally is a function of the kind and quality of the instrument held in portfolio, portfolio maturity, operating expenses, and market conditions.

Comparisons of Investment Performance

         [A confidential portion of the registration statement has been omitted and filed separately with the Commission and identified as Confidential Portion No. 7.]

Further information about the performance of the ProFunds will be contained in the ProFunds' annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at telephone number set forth on the cover page of this Prospectus.

                              FINANCIAL STATEMENTS

[Seed capital financial statements to be added by pre-effective amendment.]

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                     PART C

                                     PART C
                                     ------

                                OTHER INFORMATION
                                -----------------

ITEM 24.    Financial Statements and Exhibits
---------------------------------------------

List all financial statements and exhibits filed as part of the Registration Statement.

(a)   Financial Statements:

      In Part A:None.

      In Part B:None.

      In Part C:None.

(b)   Exhibits

      (1) (a) Certificate of Trust of ProFunds (the "Registrant").
      (1) (b) Declaration of Trust of the Registrant.
      (2)     By-laws of Registrant. (1)
      (3)     Not Applicable.
      (4)     Not Applicable.
      (5)     Form of Investment Advisory Agreement. (1)
      (6)     Form of  Administrative Agreement. (1)
      (7)     Not  Applicable.  (1)
      (8)     Form of Custody  Agreement. (1)
      (9) (a) Form  of  Transfer  Agency Agreement. (1)
      (9) (b) Directors and Officers Liability Insurance and Comprehensive Blanket Bond Insurance Policy. (1)
      (10)    Opinion and Consent of  Counsel to the Registrant. (1)
      (11)    Not Applicable.
      (12)    Not Applicable.
      (13)    Not Applicable.
      (14)    Not Applicable.
      (15)    Not Applicable.
      (16)    Not Applicable.
------------------------
(1) To be filed by amendment.

ITEM 25.   Persons  Controlled  By or Under  Common  Control  With Registrant.
------------------------------------------------------------------------------


None.

ITEM 26.   Number of Holders of Securities
------------------------------------------


The following information is given as of the date indicated:

Title of Class: Common Stock, no par value Number of Record Holders as of ______, 1997,
-------------

      To be filed by amendment.

ITEM 27.   Indemnification
--------------------------

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

           (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

           (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

           (c) expenses of any suit or proceeding will paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 28.   Business and Other Connections of Investment Advisory
----------------------------------------------------------------

ProFunds Advisors LLC (the "Advisor"), a limited liability company formed under the laws of the State of Maryland on May 8, 1997.

ITEM 29.   Principal Underwriter
--------------------------------

Not applicable.

ITEM 30.   Location of Accounts and Records
-------------------------------------------

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at ____________________ . [To be added by pre-effective amendment.]

ITEM 31.   Management Services
------------------------------

There are no management-related service contracts not discussed in Parts A and B.


ITEM 32.   Undertakings
-----------------------

The Registrant agrees to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the
effective  date  of  the  Registrant's   Securities  Act  of  1933  Registration
Statement.
                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chevy Chase in the State of Maryland on the 3rd day of June, 1997.

                                    PROFUNDS



                                    /s/ Michael L. Sapir
                                    --------------------
                                    Michael L. Sapir
                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                Title                     Date


/s/ Michael L. Sapir      Trustee, President        June 3, 1997
----------------------------------------------------------------
Michael L. Sapir


/s/ Louis Mayberg          Trustee                   June 3, 1997
-----------------------------------------------------------------
Louis Mayberg